Summary of Significant Accounting Policies - Schedule of Change in Contract Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change in Contract Assets [Abstract]
Contract asset, beginning of the period	$ 64,202	$ 4,915,064	$ 4,915,064	$ 119,755
Cost of goods sold recognized during the period			(4,915,064)	(119,755)
Cash paid prior to completion of performance obligation	577,398	64,202	64,202	4,915,064
Contract assets, as of the end of the period	$ 577,398	$ 64,202	$ 64,202	$ 4,915,064